COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCY [Abstract]
COMMITMENTS AND CONTINGENCY
21.	COMMITMENTS AND CONTINGENCY

(1)	Operating lease as lessee

The Company leases its facilities and offices under non-cancelable operating lease agreements. In addition, the Company pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases. These leases expire through 2018 and are renewable upon negotiation. Rental and bandwidth expenses under operating leases for 2013, 2014 and 2015 from continuing operations were $22,096, $18,575, and $12,113 respectively and from discontinued operations were $15,144, $12,272 and $2,553, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2015 are as follows:

2016	$8,514
2017	7,711
2018	6,255
2019 and thereafter	-
Total	$22,480

(2)	Future minimum principal payments related to the Company's long-term debts as of December 31, 2015 are as follows (see Note 12):

2016	$-
2017	-
2018	59,260
2019 and thereafter	69,468
Total	$128,728

(3)	Unconditional investment commitment

The Company was obligated to pay up to $4,156 and $24,865 for the acquisition of investments under various arrangements as of December 31, 2014 and 2015, respectively. The Company's investment commitment as of December 31, 2015 mainly related to Credit Shop (see Note 9(xii)).